Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Current
Trade payables	$ 330,622	$ 442,959
Deferred revenue	41,462	86,363
Withholding tax payable	3,555	5,820
Payroll and other related statutory liabilities	46,282	45,331
VAT payables	37,829	51,103
Other payables	72,877	37,573
Trade and other payables	532,627	669,149	[1]
Non-current
Other payables	4,629	1,459
Trade and other payables, non current	4,629	1,459	[1]
Contract liabilities	$ 7,900	$ 22,900		$ 2,800

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.